Intangible assets other than goodwill	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill.
Intangible assets other than goodwill

14. Intangible assets other than goodwill

	Software & databases	Licenses, technology and in-process R&D	Exclusive rights	Contract costs	Total

	(Euro, in thousands)
Acquisition value
On January 1, 2022	€24,554	€39,929	€—	€15,384	€79,868
Impact of acquisitions of businesses	2,610	32,240	89,720		124,570
Additions	1,126	8,423			9,549
Sales and disposals	(913)	(36,298)			(37,211)
Translation differences		(36)			(36)
On December 31, 2022	27,377	44,258	89,720	15,384	€176,740
Additions	567	—	—		567
Sales and disposals	(930)	(948)			(1,878)
Translation differences		(139)			(139)
On December 31, 2023	€27,014	€43,171	€89,720	€15,384	€175,290

Amortization and impairment
On January 1, 2022	€11,977	€4,199	€—	€3,588	€19,765
Amortization	4,146	333	6,154	1,538	12,171
Impairment		35,666			35,666
Sales and disposals	(913)	(36,298)			(37,211)
Translation differences		(4)			(4)
On December 31, 2022	15,210	3,896	6,154	5,126	30,387
Amortization	4,291	1,426	11,637	1,538	18,892
Sales and disposals	(927)	(948)			(1,875)
Translation differences		(20)			(20)
On December 31, 2023	€18,574	€4,354	€17,791	€6,664	€47,384

Carrying amount
On December 31, 2022	€12,167	€40,362	€83,566	€10,258	€146,354
On December 31, 2023	€8,440	€38,817	€71,929	€8,720	€127,906

Impact of acquisition of businessess in 2022 refers to the acquisition of CellPoint and AboundBio. We refer to note 27 ‘Business combinations during the prior period’.

The exclusive rights refer to our exclusivity contract with Lonza and are depreciated until the beginning of March 2030, in accordance with the contract.

In 2022 we recorded an impairment of €26.7 million on previously capitalized upfront fees related to our collaboration with Molecure on the dual chitinase inhibitor OATD-01 (GLPG4716) in fibrosis, and impairments of €8.9 million on intangible assets related to other discontinued projects.

On December 31, 2023, our statement of financial position did not hold any internally generated assets capitalized as intangible asset.